Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097
770.497.9100

5 September 2019

Tricon American Homes 2019-SFR1 Trust
c/o Tricon American Homes
260 California St., Suite 803
San Francisco, California 94111

RE: Tricon American Homes 2019-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1.  The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SFR JV-1 LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.   Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c.  How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.   However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.

1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 4 of 214 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.   Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: __/s/ Jim Duggan___________________________
Name: Jim Duggan
Title: Director of Institutional Transactions

Schedule I

Client Code	Address	HOA Status
11800097	1573 Dillard Rd	APPARENT HOA PROPERTY
11800807	230 White Mountain Pass	APPARENT HOA PROPERTY
11800816	250 White Mountain Pass	APPARENT HOA PROPERTY
11800823	223 White Mountain Pass	APPARENT HOA PROPERTY
12200158	3196 Ryans Court	APPARENT NON-HOA PROPERTY
12200010	1951 Apopka Drive	APPARENT NON-HOA PROPERTY
12200021	2677 Tina Lane	APPARENT NON-HOA PROPERTY
12200023	2731 Greenwood Lane	APPARENT NON-HOA PROPERTY
12200049	1478 Pawnee Street	APPARENT NON-HOA PROPERTY
12200015	231 Aquarius Concourse	APPARENT NON-HOA PROPERTY
12200030	569 Aquarius Concourse	APPARENT NON-HOA PROPERTY
12200032	11753 Raven Drive W	APPARENT NON-HOA PROPERTY
12200137	11828 Leafdale Circle W	APPARENT NON-HOA PROPERTY
12200040	8388 Red Holly Lane	APPARENT NON-HOA PROPERTY
12200034	11503 Pine Forest Court	APPARENT NON-HOA PROPERTY
12200033	8333 Argyle Corners Court	APPARENT NON-HOA PROPERTY
12200092	7774 Oregano Court	APPARENT NON-HOA PROPERTY
12200105	7827 Pepper Circle E	APPARENT NON-HOA PROPERTY
12200126	7502 Pheasant Run Drive	APPARENT NON-HOA PROPERTY
12200138	8378 Argyle Corners Drive	APPARENT NON-HOA PROPERTY
11700188	1718 Brandon Trace Avenue	APPARENT NON-HOA PROPERTY
11700013	215 Faithway Drive	APPARENT NON-HOA PROPERTY
11700017	2308 Leonard Drive	APPARENT NON-HOA PROPERTY
11700028	2054 Ronald Circle	APPARENT NON-HOA PROPERTY
11700039	1401 Oak Valley Drive	APPARENT NON-HOA PROPERTY
11700098	905 Old Darby Street	APPARENT NON-HOA PROPERTY
11700091	3311 Russett Drive	APPARENT NON-HOA PROPERTY
11700027	3528 Libby Loop	APPARENT NON-HOA PROPERTY
11700038	8206 Laguna Lane	APPARENT NON-HOA PROPERTY
11700022	8004 Eastleigh Court	APPARENT NON-HOA PROPERTY
11700001	2303 Silver Hill Court	APPARENT NON-HOA PROPERTY
11700012	607 Falkirk Avenue	APPARENT NON-HOA PROPERTY
11700061	811 Kirkcaldy Way	APPARENT NON-HOA PROPERTY
11700090	1235 Edgerton Drive	APPARENT NON-HOA PROPERTY
11700147	309 Regal Park Drive	APPARENT NON-HOA PROPERTY
11700003	4004 Moreland Drive	APPARENT NON-HOA PROPERTY
11700056	1519 Carter Oaks Drive	APPARENT NON-HOA PROPERTY
11700094	6214 Hopewell Drive	APPARENT NON-HOA PROPERTY
11700020	21715 Ocean Pines Drive	APPARENT NON-HOA PROPERTY

11700032	22210 Bell Harbor Drive	APPARENT NON-HOA PROPERTY
11700182	1300 Foxwood Drive	APPARENT NON-HOA PROPERTY
11700045	3654 Odom Drive	APPARENT NON-HOA PROPERTY
11700005	4117 Raccoon Loop	APPARENT NON-HOA PROPERTY
11700010	4815 Weasel Drive	APPARENT NON-HOA PROPERTY
11700015	4348 Black Fox Drive	APPARENT NON-HOA PROPERTY
11700052	5028 Farnsworth Ln	APPARENT NON-HOA PROPERTY
11700029	7203 Carmel Avenue	APPARENT NON-HOA PROPERTY
11700009	7404 Westcott Drive	APPARENT NON-HOA PROPERTY
11700174	28806 Skygland Place	APPARENT NON-HOA PROPERTY
11900042	1821 Catalano Dr	APPARENT NON-HOA PROPERTY
11900143	6427 Calabash PL	APPARENT NON-HOA PROPERTY
11500025	4108 Zebulon Ave SW	APPARENT NON-HOA PROPERTY
11500263	5068 Wheat Dr SW	APPARENT NON-HOA PROPERTY
11500501	5145 Wheat Dr SW	APPARENT NON-HOA PROPERTY
11500516	332 Havenbrook Way NW	APPARENT NON-HOA PROPERTY
11500522	384 Havenbrook Way NW	APPARENT NON-HOA PROPERTY
11500274	1334 Laurel Woods Dr	APPARENT NON-HOA PROPERTY
11500244	3722 Hunters Run Ln	APPARENT NON-HOA PROPERTY
11100158	424 Forest Grove Circle	APPARENT NON-HOA PROPERTY
11100079	329 Bagford Court	APPARENT NON-HOA PROPERTY
11100195	270 Jessica Dr	APPARENT NON-HOA PROPERTY
11100169	112 Wells Garden Ct	APPARENT NON-HOA PROPERTY
10900297	129 Painted Trail	APPARENT NON-HOA PROPERTY
10900373	735 Lentisco Drive	APPARENT NON-HOA PROPERTY
10900383	2834 Saint Thomas Lane	APPARENT NON-HOA PROPERTY
10900395	705 King Street	APPARENT NON-HOA PROPERTY
10900405	848 Beaver Creek Dr	APPARENT NON-HOA PROPERTY
11100056	112 Oak Hampton Road	APPARENT NON-HOA PROPERTY
11100157	184 Park Place Drive	APPARENT NON-HOA PROPERTY
11500003	14609 New Haven Drive	APPARENT NON-HOA PROPERTY
11500004	14617 New Haven Drive	APPARENT NON-HOA PROPERTY
11500012	9350 Amy Drive	APPARENT NON-HOA PROPERTY
11500029	2124 Killarney Place	APPARENT NON-HOA PROPERTY
11500041	420 McGinn Grove Dr	APPARENT NON-HOA PROPERTY
11500062	1131 Yorkdale Dr	APPARENT NON-HOA PROPERTY
11500093	1043 Stirrup Place NW	APPARENT NON-HOA PROPERTY
11500096	3045 Christian Scott Lane	APPARENT NON-HOA PROPERTY
11500097	10011 Greenwood Court	APPARENT NON-HOA PROPERTY
11500099	4341 Frank Vance Road	APPARENT NON-HOA PROPERTY
11500147	2700 Stowmarket Pl	APPARENT NON-HOA PROPERTY

11500152	1673 Lemming Drive	APPARENT NON-HOA PROPERTY
11500157	3367 Prescott Pl NW	APPARENT NON-HOA PROPERTY
11500158	10005 Rockwood Road	APPARENT NON-HOA PROPERTY
11500181	827 Oakshire Circle	APPARENT NON-HOA PROPERTY
11500186	110 Coventry Drive	APPARENT NON-HOA PROPERTY
11500208	2518 Studley Rd	APPARENT NON-HOA PROPERTY
11500238	8510 Connor Ridge Ln	APPARENT NON-HOA PROPERTY
11500289	7118 Arista Ct	APPARENT NON-HOA PROPERTY
11500382	2411 Westminster Dr	APPARENT NON-HOA PROPERTY
11500396	2932 Westwinds Ct	APPARENT NON-HOA PROPERTY
11500398	7226 Amarillo Dr	APPARENT NON-HOA PROPERTY
11500491	1024 Crowders Woods Dr	APPARENT NON-HOA PROPERTY
11700033	3109 Camphor Drive	APPARENT NON-HOA PROPERTY
11700036	410 Van Reed Manor Drive	APPARENT NON-HOA PROPERTY
11700043	1108 Robin Drive	APPARENT NON-HOA PROPERTY
11700050	1923 Cedarbrooke Dr	APPARENT NON-HOA PROPERTY
11700062	603 Ephrata Drive	APPARENT NON-HOA PROPERTY
11800037	195 Syracuse Ln	APPARENT NON-HOA PROPERTY
11800052	265 Overlook Dr	APPARENT NON-HOA PROPERTY
11800130	55 Mills Creek Lane	APPARENT NON-HOA PROPERTY
11800233	2004 Tiffany Ct	APPARENT NON-HOA PROPERTY
11800288	156 Hillcrest Ct	APPARENT NON-HOA PROPERTY
11800296	95 Hanley Mill Dr	APPARENT NON-HOA PROPERTY
11800310	216 Taylor Ridge Trl	APPARENT NON-HOA PROPERTY
11800485	420 Wilmington Way	APPARENT NON-HOA PROPERTY
11800513	125 Hanley Mill Dr	APPARENT NON-HOA PROPERTY
11800514	100 Hanley Mill Dr	APPARENT NON-HOA PROPERTY
11800515	90 Hanley Mill Dr	APPARENT NON-HOA PROPERTY
11800543	55 Pembroke Pl	APPARENT NON-HOA PROPERTY
11800663	200 Shenandoah Dr	APPARENT NON-HOA PROPERTY
11800689	309 Lokeys Ridge Rd	APPARENT NON-HOA PROPERTY
11800914	905 Nature Trail	APPARENT NON-HOA PROPERTY
11900002	111 Silverberry Court	APPARENT NON-HOA PROPERTY
11900176	11905 Breta Court	APPARENT NON-HOA PROPERTY
11900204	1218 Country Ridge Lane	APPARENT NON-HOA PROPERTY
11900289	7466 Camberwood Drive	APPARENT NON-HOA PROPERTY
12200005	8751 Barco Lane	APPARENT NON-HOA PROPERTY
12200011	8743 Barco Lane	APPARENT NON-HOA PROPERTY
12200113	3721 Foxcroft Drive	APPARENT NON-HOA PROPERTY
12200115	6485 Sierra Drive	APPARENT NON-HOA PROPERTY
12200120	4256 Queensway Drive	APPARENT NON-HOA PROPERTY

12200157	11110 Lauren Oak Lane S	APPARENT NON-HOA PROPERTY
10800068	2203 Spruce Drive	APPARENT NON-HOA PROPERTY
10800091	8010 Halldale Drive	APPARENT NON-HOA PROPERTY
10800228	24307 Hard Wood Drive	APPARENT NON-HOA PROPERTY
10800301	7735 Ellis Drive	APPARENT NON-HOA PROPERTY
10800499	333 Windward Drive	APPARENT NON-HOA PROPERTY
10900037	2834 Coral Drive	APPARENT NON-HOA PROPERTY
10900147	836 Greenridge Drive	APPARENT NON-HOA PROPERTY
10900246	1627 Loveland Drive	APPARENT NON-HOA PROPERTY
11100011	6 Southwark Circle	APPARENT NON-HOA PROPERTY
11100046	120 Crossthorn Road	APPARENT NON-HOA PROPERTY
11100047	7 Moody View Court	APPARENT NON-HOA PROPERTY
11100184	124 Colchester Dr	APPARENT NON-HOA PROPERTY
11100194	1406 Riverwalk Way	APPARENT NON-HOA PROPERTY
11100310	14 Iron Spot Circle	APPARENT NON-HOA PROPERTY
11100320	14 Reidy Ct	APPARENT NON-HOA PROPERTY
11100321	104 Berry Ridge Circle	APPARENT NON-HOA PROPERTY
11100335	141 Whixley Ln	APPARENT NON-HOA PROPERTY
11100351	2 Penhurst Ct	APPARENT NON-HOA PROPERTY
11500053	9607 Barkridge Road	APPARENT NON-HOA PROPERTY
11500088	2930 Drakes Crossing Drive	APPARENT NON-HOA PROPERTY
11500126	134 Lauren Drive	APPARENT NON-HOA PROPERTY
11500381	5725 Shining Oak Ln	APPARENT NON-HOA PROPERTY
11500386	8404 Conner Ridge Ln	APPARENT NON-HOA PROPERTY
11500392	1571 Kingston Dr	APPARENT NON-HOA PROPERTY
11500399	4972 Aldersbrook Dr	APPARENT NON-HOA PROPERTY
11500419	5001 Alexis Dr	APPARENT NON-HOA PROPERTY
11500430	6301 Dumont Ln	APPARENT NON-HOA PROPERTY
11500556	1311 Mistletoe Ridge Pl NW	APPARENT NON-HOA PROPERTY
11500576	6028 Derek Christopher Ct	APPARENT NON-HOA PROPERTY
11500636	11901 Harris Pointe Dr	APPARENT NON-HOA PROPERTY
11500637	4626 Falcon Chase Drive SW	APPARENT NON-HOA PROPERTY
11700040	1613 14th St E	APPARENT NON-HOA PROPERTY
11700103	6372 Gainsboro Avenue	APPARENT NON-HOA PROPERTY
11700179	13410 Maureen Avenue	APPARENT NON-HOA PROPERTY
11700183	13415 Twin Lake Avenue	APPARENT NON-HOA PROPERTY
12500002	3130 Mapleshade Street	APPARENT NON-HOA PROPERTY
12500004	2769 Beaver Drive	APPARENT NON-HOA PROPERTY
12500012	3055 Tioga Terrace	APPARENT NON-HOA PROPERTY
12500015	3271 Utah Drive	APPARENT NON-HOA PROPERTY
12500020	2980 Lagoon Avenue	APPARENT NON-HOA PROPERTY

12500023	2538 Derby Drive	APPARENT NON-HOA PROPERTY
11800043	853 Kilkenny Cir	APPARENT NON-HOA PROPERTY
11800092	2039 Glen Hope Trce	APPARENT NON-HOA PROPERTY
11800102	6599 Mills Ct	APPARENT NON-HOA PROPERTY
11800158	1314 Cumberland Creek Terrace SW	APPARENT NON-HOA PROPERTY
11800178	5412 Jamestowne Dr	APPARENT NON-HOA PROPERTY
11800350	1444 Riverwood Ct	APPARENT NON-HOA PROPERTY
11800424	2119 Cumberland Creek Trl SW	APPARENT NON-HOA PROPERTY
11800476	444 Yellow River Walk	APPARENT NON-HOA PROPERTY
11800477	2179 Bally Clare Ct SW	APPARENT NON-HOA PROPERTY
11800524	3980 Lindley Dr	APPARENT NON-HOA PROPERTY
11800598	3477 McIntosh Ln	APPARENT NON-HOA PROPERTY
11800646	59 Sunhigh St	APPARENT NON-HOA PROPERTY
11800653	3062 Gala Trl	APPARENT NON-HOA PROPERTY
11800764	325 Longcreek Dr	APPARENT NON-HOA PROPERTY
11800766	2593 Windage Dr SW	APPARENT NON-HOA PROPERTY
11800767	1030 Riverclift Dr	APPARENT NON-HOA PROPERTY
11900008	8605 Lighthorse Drive	APPARENT NON-HOA PROPERTY
11900066	3149 Sextant Dr	APPARENT NON-HOA PROPERTY
11900136	2518 Calabash Dr	APPARENT NON-HOA PROPERTY
11900138	6349 Calabash Place	APPARENT NON-HOA PROPERTY
11900139	2419 Pinebark Dr	APPARENT NON-HOA PROPERTY
11900141	2522 Abalone Dr	APPARENT NON-HOA PROPERTY
11900142	2511 Abalone Dr	APPARENT NON-HOA PROPERTY
11900168	823 Washington Cove Way	APPARENT NON-HOA PROPERTY
11900171	6228 Glenshire Lane	APPARENT NON-HOA PROPERTY
11900172	920 Washington Cove Way	APPARENT NON-HOA PROPERTY
11900189	7312 Glendale Drive	APPARENT NON-HOA PROPERTY
11900226	5839 Emmert Way	APPARENT NON-HOA PROPERTY
11900274	5531 Orth Court	APPARENT NON-HOA PROPERTY
10800075	13311 Danshire Drive	APPARENT NON-HOA PROPERTY
10800279	1414 Ashway Street	APPARENT NON-HOA PROPERTY
10800497	7740 Sign Street	APPARENT NON-HOA PROPERTY
10800505	902 La Nell Street	APPARENT NON-HOA PROPERTY
10900025	853 Beaver Creek Drive	APPARENT NON-HOA PROPERTY
10900028	1913 Wickham Drive	APPARENT NON-HOA PROPERTY
10900043	125 Painted Trail	APPARENT NON-HOA PROPERTY
10900079	12108 Bear Mesa Court	APPARENT NON-HOA PROPERTY
10900152	1816 Vineridge Lane	APPARENT NON-HOA PROPERTY
10900169	1636 Wikcham Drive	APPARENT NON-HOA PROPERTY
10900190	716 Gillon Drive	APPARENT NON-HOA PROPERTY

10900197	1924 Wickham Drive	APPARENT NON-HOA PROPERTY
10900253	1923 Tulia Street	APPARENT NON-HOA PROPERTY
10900262	2147 Edgewood Dr	APPARENT NON-HOA PROPERTY
10900311	1849 Village Park Trail	APPARENT NON-HOA PROPERTY
10900326	1601 Vineridge Lane	APPARENT NON-HOA PROPERTY
10900334	230 Lakeside Drive	APPARENT NON-HOA PROPERTY
10900386	1720 Vineridge Lane	APPARENT NON-HOA PROPERTY
11800197	1084 Athena Ct	APPARENT NON-HOA PROPERTY
11700150	13176 Siam Dr	APPARENT NON-HOA PROPERTY
11700157	13085 Siam Dr	APPARENT NON-HOA PROPERTY
11700176	13793 Coronado Dr	APPARENT NON-HOA PROPERTY